UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                                                                Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/18

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Statement of Investments, July 31, 2018 (unaudited)
Franklin India Growth Fund
	Shares	Value
Common Stocks 6.0%
Internet & Direct Marketing Retail 1.5%
[a] MakeMyTrip Ltd. (India)	66,800	$2,187,700
IT Services 4.5%
Cognizant Technology Solutions Corp., A (United States)	80,400	6,552,600
Total Common Stocks (Cost $7,395,779)		8,740,300

Management Investment Companies (Cost $75,751,838) 93.6%
Diversified Financial Services 93.6%
[a,b] FT (Mauritius) Offshore Investments Ltd. (India)	8,003,907	135,632,988
Total Investments (Cost $83,147,617) 99.6%		144,373,288
Other Assets, less Liabilities 0.4%		640,589
Net Assets 100.0%		$145,013,877

aNon-income producing.
bThe dollar value, number of shares or principal amount, and names of all Portfolio holdings are listed in the Portfolio’s SOI, beginning on page 4.

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin India Growth Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

The Fund operates using a “master fund/feeder fund” structure and primarily invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report, and should be read in conjunction with the Fund’s Statement of Investments. At July 31, 2018, the Fund owned 100% of the outstanding shares of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund’s investment in the Portfolio shares is valued at the Portfolio’s NAV per share. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Statement of Investments, which are included elsewhere in this report.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. CONCENTRATION OF RISK

Investing in Indian equity securities through the Portfolio may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Statement of Investments, July 31, 2018 (unaudited)
(Expressed in U.S. Dollars)
	Shares	Value
Common Stocks 98.6%
India 98.6%
Auto Components 1.0%
Bharat Forge Ltd	145,412	$1,360,768
Automobiles 5.2%
Eicher Motors Ltd	6,767	2,747,777
[a] Tata Motors Ltd	789,986	3,047,550
[a] Tata Motors Ltd., A.	609,129	1,280,363
		7,075,690
Banks 20.7%
[a] Axis Bank Ltd	340,483	2,737,392
HDFC Bank Ltd	262,598	8,360,098
IndusInd Bank Ltd	60,843	1,773,166
Kotak Mahindra Bank Ltd	431,261	8,232,449
[a] State Bank of India	348,394	1,493,626
Yes Bank Ltd	1,023,868	5,502,954
		28,099,685
Beverages 1.5%
[a] United Spirits Ltd	245,065	2,101,452
Building Products 1.4%
Kajaria Ceramics Ltd	292,078	1,893,857
Capital Markets 4.9%
Care Ratings Ltd	110,617	2,017,233
Crisil Ltd	50,000	1,306,675
ICRA Ltd	37,005	1,817,602
Motilal Oswal Financial Services Ltd	110,986	1,491,081
		6,632,591
Chemicals 3.0%
Asian Paints Ltd	190,023	4,028,621
Construction & Engineering 6.0%
Larsen & Toubro Ltd	260,000	4,945,925
Voltas Ltd	390,653	3,240,890
		8,186,815
Construction Materials 4.8%
Shree Cement Ltd	8,999	2,237,012
UltraTech Cement Ltd	69,926	4,283,606
		6,520,618
Consumer Finance 1.4%
Repco Home Finance Ltd	220,866	1,937,820
Electrical Equipment 1.8%
Havell’s India Ltd	259,219	2,402,111
Health Care Providers & Services 1.0%
Dr Lal PathLabs Ltd	58,689	805,838
[a,b] Narayana Hrudayalaya Ltd., Reg S	160,287	608,276
		1,414,114
Hotels, Restaurants & Leisure 1.8%
Indian Hotels Co. Ltd	1,238,468	2,406,022
Household Durables 1.5%
Crompton Greaves Consumer Electricals Ltd	574,666	2,040,627

Quarterly Statement of Investments | See Notes to Statement of Investments. | 4

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
STATEMENT OF INVESTMENTS (UNAUDITED)
(Expressed in U.S. Dollars)

	Shares	Value
Common Stocks (continued)
India (continued)
Household Products 3.9%
Hindustan Unilever Ltd	208,283	$5,268,379
Insurance 0.9%
[b] ICICI Lombard General Insurance Co. Ltd., Reg S	108,053	1,227,473
IT Services 11.2%
HCL Technologies Ltd	169,324	2,387,008
Infosys Ltd	641,329	12,788,172
		15,175,180
Machinery 3.0%
Cummins India Ltd	336,941	3,314,779
SKF India Ltd	29,002	710,964
		4,025,743
Media 0.9%
PVR Ltd	74,458	1,200,072
Metals & Mining 2.7%
Hindalco Industries Ltd	749,154	2,335,224
Tata Steel Ltd	164,013	1,348,927
Tata Steel Ltd., partly paid shares	11,311	20,942
		3,705,093
Multiline Retail 3.1%
Trent Ltd	825,530	4,206,031
Personal Products 3.1%
Godrej Consumer Products Ltd	220,578	4,243,050
Pharmaceuticals 2.0%
Dr Reddy’s Laboratories Ltd	88,976	2,765,456
Real Estate Management & Development 2.5%
[a] Godrej Properties Ltd	86,273	900,725
Oberoi Realty Ltd	336,278	2,436,861
		3,337,586
Textiles, Apparel & Luxury Goods 2.6%
Titan Co. Ltd	264,531	3,525,341
Thrifts & Mortgage Finance 2.0%
Housing Development Finance Corp. Ltd	91,412	2,663,646
Wireless Telecommunication Services 4.7%
Bharti Airtel Ltd	675,587	3,854,576
[a] Idea Cellular Ltd	3,122,181	2,501,485
		6,356,061
Total Common Stocks (Cost $100,149,821)		133,799,902
Other Assets, less Liabilities 1.4%		1,833,086
Net Assets 100.0%		$135,632,988

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Portfolio’s Board of Directors. At July 31, 2018, the aggregate value of these securities was $1,835,749, representing 1.4% of net assets.

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Notes to Statement of Investments (unaudited)
(Expressed in U.S. Dollars)

1. ORGANIZATION

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At July 31, 2018, Franklin India Growth Fund (Fund) owned 100% of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Portfolio’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Portfolio calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Portfolio follows the Fund’s procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Portfolio’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio’s securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
(EXPRESSED IN U.S. DOLLARS)

to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Portfolio’s NAV is not calculated, which could result in differences between the value of the Portfolio’s securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Portfolio for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in Indian equity securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2018, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio’s significant accounting policies, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  September 27, 2018

By    /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  September 27, 2018